Audit and Other Services - Summary of Audit and Other Services (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	£ 7.2	£ 7.4	£ 4.6
- Audit of the Santander UK group's subsidiaries	1.1	1.4	1.1
Total audit fees	8.3	8.8	5.7
Non-audit fees:
Audit-related assurance services	0.7	0.7	0.6
Taxation compliance services			0.1
Other assurance services	0.1	0.1
Other non-audit services	1.0	0.4	1.9
Total non-audit fees	£ 1.8	£ 1.2	£ 2.6